Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Loans Payable, Noncurrent [Abstract]
2015 - current maturities	$ 23,447
2016	173,279
2017	46,462
2018	975
Long-term Debt, total	$ 244,163	[1]	$ 224,454	[1]

[1]	For covenants see Note 20(F).